Related Party Transactions (Details) € in Thousands		12 Months Ended
	Sep. 30, 2025 EUR (€)	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 USD ($)
Related Party Transactions [Line Items]
Administration fees		€ 7,013	€ 15,319
Development costs		12,795	20,333
Interest expense	€ 500	20,795	10,919	$ 0		$ 0
Companies prepayments		157	780
Loan granted		5,623	13,333
Share-based payments		2,655	3,866		€ 1,451
Restricted Stock Units [Member]
Related Party Transactions [Line Items]
Interest expense		11,558
Share-based payments			487
Ads-tec Administration GmbH [Member]
Related Party Transactions [Line Items]
Administration fees		3,407	3,466		2,741
Comprise liability		875	771
ads-tec Industrial IT GmbH [Member]
Related Party Transactions [Line Items]
Development costs		48	114		€ 246
Companies prepayments		0	550
Comprise liability		€ 808	€ 1,700